Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	1-14878
Entity Registrant Name	GERDAU S.A.
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Av. Dra. Ruth Cardoso
Entity Address, Address Line Two	8,501 – 8th floor
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05425-070
Title of 12(b) Security	Preferred Shares, no par value per share, each represented by American Depositary Shares
Trading Symbol	GGB
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	717,782,619
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Firm ID	1351
Auditor Location	Porto Alegre, Brazil
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001073404
Amendment Flag	false